Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	41
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$99,528,712.70	0.6587815	$85,607,086.57	0.5666341	$13,921,626.13
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$172,678,712.70	0.1142637	$158,757,086.57	0.1050516	$13,921,626.13

Weighted Avg. Coupon (WAC)	4.49%		4.51%
Weighted Avg. Remaining Maturity (WARM)	22.77		21.95
Pool Receivables Balance	$205,205,421.78		$191,140,096.46
Remaining Number of Receivables	29,838		29,054

Adjusted Pool Balance	$203,805,909.51		$189,884,283.38

III. COLLECTIONS

Principal:
Principal Collections	$13,697,272.22
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$284,957.40
Total Principal Collections	$13,982,229.62

Interest:
Interest Collections	$746,056.60
Late Fees & Other Charges	$53,086.34
Interest on Repurchase Principal	$-
Total Interest Collections	$799,142.94

Collection Account Interest	$2,927.55
Reserve Account Interest	$1,884.12
Servicer Advances	$-

Total Collections	$14,786,184.23

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	41
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$14,786,184.23
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$22,567,983.43

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$171,004.52	$-	$171,004.52	$171,004.52
Collection Account Interest					$2,927.55
Late Fees & Other Charges					$53,086.34
Total due to Servicer					$227,018.41

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$60,546.63		$60,546.63

Total Class A interest:		$60,546.63		$60,546.63	$60,546.63

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$14,420,695.35

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$13,921,626.13

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,921,626.13
Class A Notes Total:		$13,921,626.13		$13,921,626.13
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$13,921,626.13		$13,921,626.13

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					499,069.22

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,399,512.27
Beginning Period Amount	$1,399,512.27
Current Period Amortization	$143,699.19
Ending Period Required Amount	$1,255,813.08
Ending Period Amount	$1,255,813.08
Next Distribution Date Amount	$1,121,978.57

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	41
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	15.27%	16.39%	16.39%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.90%	28,444	96.84%	$185,094,495.61
30 - 60 Days	1.67%	485	2.51%	$4,796,781.02
61 - 90 Days	0.37%	108	0.56%	$1,075,944.51
91-120 Days	0.06%	17	0.09%	$172,875.32
121 + Days	0.00%	0	0.00%	$-
Total		29,054		$191,140,096.46

Delinquent Receivables 30+ Days Past Due
Current Period	2.10%	610	3.16%	$6,045,600.85
1st Preceding Collection Period	2.65%	791	3.91%	$8,029,289.52
2nd Preceding Collection Period	2.78%	850	4.01%	$8,828,312.88
3rd Preceding Collection Period	2.62%	824	3.76%	$8,874,122.19
Four-Month Average	2.54%		3.71%

Repossession in Current Period		28		$270,729.17
Repossession Inventory		69		$170,120.44

Current Charge-Offs
Gross Principal of Charge-Offs				$368,053.10
Recoveries				$(284,957.40)
Net Loss				$83,095.70

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.49%

Average Pool Balance for Current Period				$198,172,759.12

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.50%
1st Preceding Collection Period				0.82%
2nd Preceding Collection Period				0.34%
3rd Preceding Collection Period				0.25%
Four-Month Average				0.48%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	35	2,396	$35,362,917.39
Recoveries	38	2,197	$(22,671,922.70)
Net Loss			$12,690,994.69
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	31	1,984	$12,834,273.96
Average Net Loss for Receivables that have experienced a Net Loss			$6,468.89

Principal Balance of Extensions			$1,180,302.13
Number of Extensions			113

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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